UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:  6/30/06
                                                       -------

Check  here  if  Amendment  [  ];  Amendment  Number:
  This  Amendment  (Check  only  one.):  [  ]  is a restatement
                                         [  ]  adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -----------------------------
Address:  355  Maple  Avenue
          -----------------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number: 28- 4718
                             -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        -----------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ------------

Signature,  Place,  and  Date  of  Signing:

  /s/  Mark R. Cummins     Harleysville,  PA     July 26,  2006
  --------------------     -----------------     --------------
      [Signature]            [City, State]           [Date]

Report Type (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[  ]   13F  COMBINATION REPORT.  (Check  here  if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

       Form  13F  File  Number                 Name

       28---------------------                 ---------------------
           [Repeat  as  necessary.]


                              Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:             0
                                               -------

Form  13F  Information  Table  Entry  Total:      40
                                               --------

Form  13F  Information  Table  Value  Total:   $345,369
                                               --------
                                            (in thousands)


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

   No.      Form  13F  File  Number     Name

    0       28-4718                           NONE       .
  -----        ----                       ---------------
  [Repeat  as  necessary]


HARLEYSVILLE  GROUP  INC
June  30,  2006
FORM  13F  INFORMATION  TABLE
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




COLUMN 1                        COLUMN 2        COLUMN 3    COLUMN 4  COLUMN 5             COLUMN 6    COLUMN 7  COLUMN 8
------------------------------  --------------  ----------  --------  -------------------  ----------  --------  ------------------
                                                            VALUE     SHARES/   SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
------------------------------  --------------  ----------  --------  --------- ---  ----  ----------  --------  ----   ------ ----

AIR PRODUCTS AND CHEMICALS INC  COM            009158-10-6    1,631     25,520  SH          SOLE        N/A      25,520
ALLSTATE CORP                   COM            020002-10-1    2,653     48,480  SH          SOLE        N/A      48,480
AMERICAN INTL GROUP INC.        COM            026874-10-7    2,805     47,500  SH          SOLE        N/A      47,500
AMGEN INC                       COM            031162-10-0    3,714     56,940  SH          SOLE        N/A      56,940
BANK NEW YORK INC               COM            064057-10-2    1,663     51,660  SH          SOLE        N/A      51,660
BARCLAYS GLOBAL INVESTORS       EQUITY MUT FD  BGIATILT6     66,374    472,389  SH          SOLE        N/A     472,389
CANADIAN NATL RY CO             COM            136375-10-2    2,027     46,320  SH          SOLE        N/A      46,320
CHEVRONTEXACO CORP              COM            166764-10-0    5,005     80,650  SH          SOLE        N/A      80,650
CINCINNATI FINL CORP            COM            172062-10-1    1,285     27,329  SH          SOLE        N/A      27,329
CISCO SYSTEMS INC               COM            17275R-10-2    3,597    184,180  SH          SOLE        N/A     184,180
CITIGROUP INC                   COM            172967-10-1    5,252    108,865  SH          SOLE        N/A     108,865
DELL INC                        COM              24702R101    1,946     79,740  SH          SOLE        N/A      79,740
DISNEY (WALT) COMPANY           COM            254687-10-6    4,692    156,400  SH          SOLE        N/A     156,400
EXXON MOBIL CORP                COM            30231G-10-2    5,137     83,730  SH          SOLE        N/A      83,730
GENERAL ELECTRIC COMPANY        COM            369604-10-3    4,401    133,520  SH          SOLE        N/A     133,520
HARBOR FUND                     EQUITY MUT FD  411511-30-6   12,444    224,981  SH          SOLE        N/A     224,981
HARLEYSVILLE NATIONAL CORP      COM            412850-10-9    6,013    283,504  SH          SOLE        N/A     283,504
HARLEYSVILLE SAVINGS ASSN       COM            412856-10-6    2,128    123,748  SH          SOLE        N/A     123,748
HARTFORD FINL SVCS GROUP        COM            416515-10-4    1,356     16,030  SH          SOLE        N/A      16,030
HOME DEPOT INC                  COM            437076-10-2    2,516     70,290  SH          SOLE        N/A      70,290
ILLINOIS TOOL WORKS INC         COM            452308-10-9      777     16,360  SH          SOLE        N/A      16,360
INTEL CORPORATION               COM            458140-10-0    2,397    126,470  SH          SOLE        N/A     126,470
IBM CORPORATION                 COM            459200-10-1    2,345     30,520  SH          SOLE        N/A      30,520
JP MORGAN CHASE & CO            COM            46625H-10-0    2,918     69,467  SH          SOLE        N/A      69,467
JOHNSON & JOHNSON               COM            478160-10-4    3,973     66,310  SH          SOLE        N/A      66,310
LOWES COS INC                   COM            548661-10-7    1,537     25,340  SH          SOLE        N/A      25,340
MEDTRONIC INC                   COM            585055-10-6    1,730     36,870  SH          SOLE        N/A      36,870
MICROSOFT CORPORATION           COM            594918-10-4    4,228    181,460  SH          SOLE        N/A     181,460
PEPSICO INC                     COM            713448-10-8    1,182     19,690  SH          SOLE        N/A      19,690
PFIZER INC                      COM            717081-10-3    1,173     49,995  SH          SOLE        N/A      49,995
PROCTER & GAMBLE CO             COM            742718-10-9    3,952     71,087  SH          SOLE        N/A      71,087
QUALCOMM INC                    COM            747525-10-3    2,560     63,880  SH          SOLE        N/A      63,880
SCHLUMBERGER LTD                COM            806857-10-8    4,340     66,650  SH          SOLE        N/A      66,650
UNITED TECHNOLOGIES CORP        COM            913017-10-9    2,381     37,540  SH          SOLE        N/A      37,540
VANGUARD INTL GROWTH           INTL GROWTH FD  921910-20-4   19,636    267,453  SH          SOLE        N/A     267,453
VANGUARD INSTL INDEX FD         EQUITY MUT FD  922040-10-0  124,370  1,071,509  SH          SOLE        N/A   1,071,509
VANGUARD MID CAP INDEX FUNDS    EQUITY MUT FD  922908-83-5   10,520    569,583  SH          SOLE        N/A     569,583
VANGUARD SMALL CAP INDEX FD     EQUITY MUT FD  922908-87-6   10,376    339,867  SH          SOLE        N/A     339,867
WALGREEN COMPANY                COM            931422-10-9    4,084     91,070  SH          SOLE        N/A      91,070
WELLS FARGO & CO NEW            COM            949746-10-1    4,251     63,370  SH          SOLE        N/A      63,370

